Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]	4. ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2021	2020
Receivable from Minera Juanicipio (see Note 6 & 14)	$1,944	$658
Value added tax ("IVA" and "GST")	152	122
Other receivables	1	117
	$2,097	$897